Net Loss Per Share - Schedule of Stock Excluded Due to Anti-Dilutive Effects (Details) shares in Thousands	1 Months Ended
Dec. 31, 2021 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	236,408
OpCo units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	212,752
Employee equity units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	4,954
Stock appreciation rights
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	5,014
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	5,461
Class G Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding excluded from diluted net loss per unit due to anti-dilutive effect (in shares)	8,227